Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories, Net (Details) [Line Items]
Estimated net realizable value
Inventory valuation allowance	2,711,158
Accounts Receivable [Member]
Inventories, Net (Details) [Line Items]
Inventory valuation allowance	$ 2,711,158